Note 2 - Business Combinations (Details) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended		5 Months Ended	12 Months Ended	0 Months Ended
	Sep. 01, 2010 JPY (¥)	Oct. 01, 2012 Denominator [Member]	Oct. 01, 2012 Numerator [Member]	Sep. 01, 2010 IIJ-Global [Member] JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)	Apr. 02, 2012 IIJ-Exlayer [Member] USD ($)	Apr. 02, 2012 IIJ-Exlayer [Member] JPY (¥)
Note 2 - Business Combinations (Details) [Line Items]
Business Combination, Consideration Transferred (in Yen)	¥ 9,170,000			¥ 9,170,000		$ 3,183	¥ 299,700
Stockholders' Equity Note, Stock Split, Conversion Ratio		1	200
Business Combination, Acquisition Related Costs (in Yen)					69,451
Business Acquisition, Percentage of Voting Interests Acquired						99.90%	99.90%
Business Combination, Consideration Transferred (in Dollars)	¥ 9,170,000			¥ 9,170,000		$ 3,183	¥ 299,700